Intangible Assets, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 202.7	$ 220.1	$ 224.0
Computer software
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 25.7	$ 29.4	$ 29.6